Convertible Redeemable Preferred Shares- Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	Oct. 30, 2020 shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Jan. 31, 2019 CNY (¥)	Jan. 31, 2019 USD ($) $ / shares shares	Nov. 29, 2018 CNY (¥)	Nov. 29, 2018 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure Of convertible promissory notes and the retained Class C ordinary shares converted into ClassA ordinary shares [Line Items]
Number of share issued								1,231,150,560
Share issue price | $ / shares					$ 30.07		$ 30.07
Notes issued | ¥								¥ 10,117,188		¥ 10,014,377
Number of shares exchanged		1,662,614	1,662,614
Amount obligated to pay to investers		¥ 1,031,000							$ 151
Amount paid to investors		928,000	$ 136
Retained amount		103,000							15
One-time loss gain loss upon closing of C-round restructuring		1,326,000	$ 195
Class C Ordinary Shares [Member] | Series C round investment [Member]
Disclosure Of convertible promissory notes and the retained Class C ordinary shares converted into ClassA ordinary shares [Line Items]
Proceeds from issue of shares				¥ 542,000	$ 81	¥ 9,230,000	$ 1,331
Class C Ordinary Shares [Member] | Conversion Of Class C Ordinary Shares Into Ordinary Shares As A Result Of Ipo [Member]
Disclosure Of convertible promissory notes and the retained Class C ordinary shares converted into ClassA ordinary shares [Line Items]
Conversion of shares of a particular class into ordinary shares	1,662,614
Convertible Redeemable Preferred Shares [member]
Disclosure Of convertible promissory notes and the retained Class C ordinary shares converted into ClassA ordinary shares [Line Items]
Number of share issued					2,693,435		44,256,290
Notes issued		1,391,000							204
Optionally Convertible Promissory Notes [Member]
Disclosure Of convertible promissory notes and the retained Class C ordinary shares converted into ClassA ordinary shares [Line Items]
Notes issued		¥ 7,884,000							$ 1,158
Optionally Convertible Promissory Notes [Member] | Conversion Of Optionally Convertible Promissory Notes Into Ordinary Shares [Member]
Disclosure Of convertible promissory notes and the retained Class C ordinary shares converted into ClassA ordinary shares [Line Items]
Number of promissory notes convertible into shares during the period	7,566,665